Statements of Consolidated Equity - USD ($) $ in Thousands	Total	IPO	Secondary Public Offering	Common Stock ($0.01 par)	Common Stock ($0.01 par) IPO	Common Stock ($0.01 par) Secondary Public Offering	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Secondary Public Offering	Accumulated (Deficit) Earnings	Stockholders Equity before Non-controlling Interest	Stockholders Equity before Non-controlling Interest IPO	Stockholders Equity before Non-controlling Interest Secondary Public Offering	Non-Controlling Interest	Non-Controlling Interest IPO
Balance at Dec. 31, 2012	$ 138,191			$ 622			$ 166,901			$ (29,332)	$ 138,191
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions, net	196,232			258			195,974				196,232
Consolidated net income (loss)	(35,776)									(35,776)	(35,776)
Balance at Dec. 31, 2013	298,647			880			362,875			(65,108)	298,647
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock issued in initial public offering, net of offering costs		$ 593,413	$ 196,254		$ 300	$ 75		$ 593,113	$ 196,179			$ 593,413	$ 196,254
Shares of common stock issued in purchase of Marcellus joint venture	222,000			95			221,905				222,000
Conversion of restricted units into shares of common stock at our IPO		36,306						36,306				36,306
Conversion of convertible debentures into shares of common stock after our IPO	6,605			6			6,599				6,605
Conversion of warrants into shares of common stock after our IPO	1,975			7			1,968				1,975
Shares of common units issued in RMP IPO, net of offering costs		441,739													$ 441,739
Incentive unit compensation	105,961						105,961				105,961
Stock compensation	5,553						5,415				5,415			$ 138
Tax impact of our IPO and corporate reorganization		(162,320)						$ (162,320)				$ (162,320)
Consolidated net income (loss)	219,035									218,454	218,454			581
Balance at Dec. 31, 2014	1,965,168			1,363			1,368,001			153,346	1,522,710			442,458
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Incentive unit compensation	36,097						36,097				36,097
Stock compensation	16,446			1			12,425				12,426			4,020
Distributions to the Partnership’s public unitholders	(17,017)													(17,017)
Offering costs related to the Partnership’s IPO		$ (129)													$ (129)
Shares of common units issued by RMP, net of offering costs	171,902													171,902
Consolidated net income (loss)	(267,999)									(291,336)	(291,336)			23,337
Balance at Dec. 31, 2015	$ 1,904,468			$ 1,364			$ 1,416,523			$ (137,990)	$ 1,279,897			$ 624,571